Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000014179
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class A
Trading Symbol	EAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.12%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,152	$10,790	$10,563	$10,559
11/15	$10,423	$10,850	$10,907	$10,766
12/15	$10,170	$10,627	$10,359	$10,328
1/16	$9,653	$10,027	$9,448	$9,504
2/16	$9,824	$10,024	$9,448	$9,571
3/16	$10,504	$10,730	$10,202	$10,368
4/16	$10,610	$10,796	$10,362	$10,521
5/16	$10,923	$10,990	$10,596	$10,743
6/16	$10,850	$11,012	$10,589	$10,739
7/16	$11,021	$11,449	$11,221	$11,299
8/16	$11,098	$11,478	$11,420	$11,389
9/16	$11,017	$11,496	$11,547	$11,444
10/16	$10,538	$11,248	$10,998	$10,979
11/16	$11,094	$11,751	$12,224	$11,913
12/16	$11,285	$11,980	$12,567	$12,144
1/17	$11,285	$12,206	$12,616	$12,313
2/17	$11,853	$12,660	$12,860	$12,609
3/17	$11,875	$12,668	$12,877	$12,601
4/17	$11,999	$12,803	$13,018	$12,698
5/17	$12,150	$12,934	$12,753	$12,556
6/17	$12,465	$13,050	$13,194	$12,870
7/17	$12,674	$13,296	$13,292	$13,003
8/17	$12,505	$13,322	$13,123	$12,895
9/17	$12,896	$13,647	$13,942	$13,480
10/17	$13,344	$13,945	$14,061	$13,689
11/17	$13,997	$14,368	$14,466	$14,138
12/17	$14,040	$14,512	$14,407	$14,186
1/18	$14,643	$15,277	$14,784	$14,619
2/18	$14,091	$14,714	$14,212	$14,017
3/18	$14,187	$14,418	$14,395	$14,152
4/18	$14,183	$14,473	$14,520	$14,185
5/18	$14,579	$14,882	$15,401	$14,853
6/18	$14,703	$14,979	$15,511	$14,960
7/18	$15,205	$15,476	$15,782	$15,249
8/18	$15,881	$16,020	$16,462	$15,903
9/18	$15,858	$16,046	$16,066	$15,662
10/18	$14,293	$14,865	$14,321	$14,072
11/18	$14,767	$15,162	$14,549	$14,338
12/18	$13,258	$13,751	$12,821	$12,767
1/19	$14,286	$14,931	$14,263	$14,237
2/19	$15,097	$15,457	$15,004	$14,909
3/19	$15,354	$15,682	$14,690	$14,786
4/19	$16,154	$16,309	$15,189	$15,305
5/19	$15,635	$15,253	$14,008	$14,216
6/19	$16,723	$16,325	$14,998	$15,224
7/19	$17,089	$16,567	$15,084	$15,383
8/19	$17,039	$16,229	$14,340	$14,767
9/19	$17,173	$16,514	$14,638	$15,029
10/19	$16,955	$16,870	$15,024	$15,317
11/19	$17,524	$17,511	$15,642	$15,974
12/19	$17,779	$18,017	$16,093	$16,312
1/20	$17,540	$17,997	$15,577	$15,981
2/20	$15,800	$16,524	$14,266	$14,641
3/20	$12,920	$14,251	$11,166	$11,464
4/20	$14,665	$16,139	$12,700	$13,132
5/20	$15,726	$17,002	$13,526	$14,102
6/20	$15,784	$17,390	$14,005	$14,509
7/20	$16,283	$18,378	$14,392	$15,087
8/20	$17,057	$19,709	$15,203	$15,770
9/20	$16,278	$18,992	$14,695	$15,363
10/20	$16,405	$18,582	$15,003	$15,641
11/20	$18,572	$20,842	$17,768	$18,189
12/20	$19,726	$21,780	$19,305	$19,573
1/21	$19,069	$21,683	$20,277	$20,053
2/21	$20,229	$22,361	$21,541	$21,361
3/21	$21,377	$23,162	$21,757	$21,712
4/21	$22,699	$24,356	$22,214	$22,580
5/21	$22,723	$24,467	$22,260	$22,627
6/21	$22,496	$25,071	$22,691	$22,894
7/21	$22,789	$25,495	$21,872	$22,493
8/21	$22,998	$26,222	$22,361	$23,004
9/21	$21,940	$25,045	$21,701	$22,280
10/21	$23,315	$26,739	$22,625	$23,372
11/21	$22,460	$26,332	$21,682	$22,397
12/21	$24,051	$27,369	$22,166	$23,132
1/22	$22,330	$25,759	$20,032	$21,207
2/22	$22,425	$25,110	$20,246	$21,445
3/22	$22,906	$25,924	$20,498	$21,786
4/22	$21,626	$23,598	$18,466	$19,930
5/22	$21,748	$23,566	$18,494	$19,997
6/22	$20,190	$21,595	$16,973	$18,087
7/22	$21,883	$23,621	$18,745	$19,958
8/22	$21,321	$22,739	$18,362	$19,428
9/22	$19,614	$20,630	$16,602	$17,577
10/22	$21,314	$22,322	$18,430	$19,264
11/22	$22,778	$23,487	$18,860	$20,077
12/22	$21,881	$22,112	$17,636	$18,883
1/23	$23,231	$23,635	$19,355	$20,771
2/23	$22,366	$23,083	$19,028	$20,283
3/23	$22,078	$23,700	$18,119	$19,523
4/23	$22,055	$23,952	$17,793	$19,268
5/23	$21,357	$24,046	$17,629	$18,930
6/23	$22,950	$25,688	$19,062	$20,543
7/23	$23,807	$26,608	$20,228	$21,564
8/23	$23,352	$26,095	$19,216	$20,718
9/23	$22,442	$24,852	$18,085	$19,561
10/23	$21,691	$24,193	$16,851	$18,373
11/23	$23,587	$26,449	$18,377	$20,027
12/23	$24,883	$27,852	$20,622	$22,173
1/24	$25,039	$28,160	$19,820	$21,593
2/24	$26,346	$29,685	$20,940	$22,767
3/24	$27,261	$30,642	$21,690	$23,707
4/24	$25,595	$29,294	$20,163	$22,119
5/24	$26,682	$30,678	$21,175	$23,039
6/24	$26,432	$31,628	$20,979	$22,694
7/24	$27,958	$32,216	$23,111	$24,380
8/24	$28,466	$32,917	$22,765	$24,317
9/24	$29,092	$33,598	$22,925	$24,679
10/24	$28,709	$33,351	$22,593	$24,450
11/24	$30,368	$35,570	$25,072	$26,856
12/24	$28,199	$34,483	$23,001	$24,832
1/25	$28,809	$35,571	$23,604	$25,713
2/25	$27,427	$34,890	$22,342	$24,506
3/25	$26,874	$32,854	$20,821	$22,970
4/25	$26,427	$32,634	$20,340	$22,496
5/25	$27,208	$34,703	$21,426	$23,842
6/25	$27,768	$36,466	$22,591	$24,942
7/25	$27,703	$37,269	$22,982	$25,424
8/25	$27,777	$38,131	$24,625	$26,758
9/25	$26,742	$39,447	$25,391	$27,187

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(8.07)%	10.43%	10.92%
Class A with 5.25% Maximum Sales Charge	(12.90)%	9.25%	10.33%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 13,175,887,528
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 111,895,928
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081644
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class C
Trading Symbol	ECASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.87%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,710	$10,790	$10,563	$10,559
11/15	$10,992	$10,850	$10,907	$10,766
12/15	$10,716	$10,627	$10,359	$10,328
1/16	$10,165	$10,027	$9,448	$9,504
2/16	$10,341	$10,024	$9,448	$9,571
3/16	$11,048	$10,730	$10,202	$10,368
4/16	$11,152	$10,796	$10,362	$10,521
5/16	$11,470	$10,990	$10,596	$10,743
6/16	$11,390	$11,012	$10,589	$10,739
7/16	$11,560	$11,449	$11,221	$11,299
8/16	$11,632	$11,478	$11,420	$11,389
9/16	$11,541	$11,496	$11,547	$11,444
10/16	$11,029	$11,248	$10,998	$10,979
11/16	$11,608	$11,751	$12,224	$11,913
12/16	$11,801	$11,980	$12,567	$12,144
1/17	$11,796	$12,206	$12,616	$12,313
2/17	$12,379	$12,660	$12,860	$12,609
3/17	$12,393	$12,668	$12,877	$12,601
4/17	$12,517	$12,803	$13,018	$12,698
5/17	$12,665	$12,934	$12,753	$12,556
6/17	$12,986	$13,050	$13,194	$12,870
7/17	$13,194	$13,296	$13,292	$13,003
8/17	$13,011	$13,322	$13,123	$12,895
9/17	$13,406	$13,647	$13,942	$13,480
10/17	$13,865	$13,945	$14,061	$13,689
11/17	$14,532	$14,368	$14,466	$14,138
12/17	$14,575	$14,512	$14,407	$14,186
1/18	$15,192	$15,277	$14,784	$14,619
2/18	$14,606	$14,714	$14,212	$14,017
3/18	$14,698	$14,418	$14,395	$14,152
4/18	$14,683	$14,473	$14,520	$14,185
5/18	$15,084	$14,882	$15,401	$14,853
6/18	$15,202	$14,979	$15,511	$14,960
7/18	$15,710	$15,476	$15,782	$15,249
8/18	$16,398	$16,020	$16,462	$15,903
9/18	$16,368	$16,046	$16,066	$15,662
10/18	$14,745	$14,865	$14,321	$14,072
11/18	$15,217	$15,162	$14,549	$14,338
12/18	$13,655	$13,751	$12,821	$12,767
1/19	$14,704	$14,931	$14,263	$14,237
2/19	$15,531	$15,457	$15,004	$14,909
3/19	$15,786	$15,682	$14,690	$14,786
4/19	$16,602	$16,309	$15,189	$15,305
5/19	$16,058	$15,253	$14,008	$14,216
6/19	$17,168	$16,325	$14,998	$15,224
7/19	$17,528	$16,567	$15,084	$15,383
8/19	$17,467	$16,229	$14,340	$14,767
9/19	$17,589	$16,514	$14,638	$15,029
10/19	$17,356	$16,870	$15,024	$15,317
11/19	$17,928	$17,511	$15,642	$15,974
12/19	$18,177	$18,017	$16,093	$16,312
1/20	$17,925	$17,997	$15,577	$15,981
2/20	$16,133	$16,524	$14,266	$14,641
3/20	$13,185	$14,251	$11,166	$11,464
4/20	$14,959	$16,139	$12,700	$13,132
5/20	$16,032	$17,002	$13,526	$14,102
6/20	$16,074	$17,390	$14,005	$14,509
7/20	$16,577	$18,378	$14,392	$15,087
8/20	$17,356	$19,709	$15,203	$15,770
9/20	$16,553	$18,992	$14,695	$15,363
10/20	$16,667	$18,582	$15,003	$15,641
11/20	$18,863	$20,842	$17,768	$18,189
12/20	$20,022	$21,780	$19,305	$19,573
1/21	$19,336	$21,683	$20,277	$20,053
2/21	$20,509	$22,361	$21,541	$21,361
3/21	$21,661	$23,162	$21,757	$21,712
4/21	$22,984	$24,356	$22,214	$22,580
5/21	$22,991	$24,467	$22,260	$22,627
6/21	$22,744	$25,071	$22,691	$22,894
7/21	$23,032	$25,495	$21,872	$22,493
8/21	$23,224	$26,222	$22,361	$23,004
9/21	$22,141	$25,045	$21,701	$22,280
10/21	$23,512	$26,739	$22,625	$23,372
11/21	$22,634	$26,332	$21,682	$22,397
12/21	$24,231	$27,369	$22,166	$23,132
1/22	$22,474	$25,759	$20,032	$21,207
2/22	$22,562	$25,110	$20,246	$21,445
3/22	$23,028	$25,924	$20,498	$21,786
4/22	$21,731	$23,598	$18,466	$19,930
5/22	$21,834	$23,566	$18,494	$19,997
6/22	$20,259	$21,595	$16,973	$18,087
7/22	$21,944	$23,621	$18,745	$19,958
8/22	$21,367	$22,739	$18,362	$19,428
9/22	$19,650	$20,630	$16,602	$17,577
10/22	$21,335	$22,322	$18,430	$19,264
11/22	$22,791	$23,487	$18,860	$20,077
12/22	$21,877	$22,112	$17,636	$18,883
1/23	$23,205	$23,635	$19,355	$20,771
2/23	$22,329	$23,083	$19,028	$20,283
3/23	$22,031	$23,700	$18,119	$19,523
4/23	$21,994	$23,952	$17,793	$19,268
5/23	$21,281	$24,046	$17,629	$18,930
6/23	$22,862	$25,688	$19,062	$20,543
7/23	$23,702	$26,608	$20,228	$21,564
8/23	$23,223	$26,095	$19,216	$20,718
9/23	$22,311	$24,852	$18,085	$19,561
10/23	$21,552	$24,193	$16,851	$18,373
11/23	$23,422	$26,449	$18,377	$20,027
12/23	$24,698	$27,852	$20,622	$22,173
1/24	$24,829	$28,160	$19,820	$21,593
2/24	$26,114	$29,685	$20,940	$22,767
3/24	$27,006	$30,642	$21,690	$23,707
4/24	$25,336	$29,294	$20,163	$22,119
5/24	$26,396	$30,678	$21,175	$23,039
6/24	$26,133	$31,628	$20,979	$22,694
7/24	$27,625	$32,216	$23,111	$24,380
8/24	$28,103	$32,917	$22,765	$24,317
9/24	$28,703	$33,598	$22,925	$24,679
10/24	$28,309	$33,351	$22,593	$24,450
11/24	$29,932	$35,570	$25,072	$26,856
12/24	$27,771	$34,483	$23,001	$24,832
1/25	$28,360	$35,571	$23,604	$25,713
2/25	$26,976	$34,890	$22,342	$24,506
3/25	$26,426	$32,854	$20,821	$22,970
4/25	$25,965	$32,634	$20,340	$22,496
5/25	$26,711	$34,703	$21,426	$23,842
6/25	$27,250	$36,466	$22,591	$24,942
7/25	$27,162	$37,269	$22,982	$25,424
8/25	$27,221	$38,131	$24,625	$26,758
9/25	$26,588	$39,447	$25,391	$27,187

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(8.76)%	9.61%	10.26%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(9.63)%	9.61%	10.26%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 13,175,887,528
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 111,895,928
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014180
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class I
Trading Symbol	EISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.87%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$1,074,413	$1,062,697	$1,035,938	$1,032,780
3/16	$1,110,061	$1,072,987	$1,020,207	$1,036,835
6/16	$1,147,367	$1,101,212	$1,058,891	$1,073,878
9/16	$1,165,606	$1,149,640	$1,154,677	$1,144,354
12/16	$1,194,902	$1,198,033	$1,256,675	$1,214,435
3/17	$1,257,972	$1,266,839	$1,287,663	$1,260,054
6/17	$1,321,471	$1,305,041	$1,319,385	$1,286,950
9/17	$1,367,809	$1,364,699	$1,394,176	$1,347,970
12/17	$1,490,423	$1,451,185	$1,440,743	$1,418,590
3/18	$1,506,831	$1,441,831	$1,439,531	$1,415,196
6/18	$1,562,705	$1,497,902	$1,551,148	$1,495,987
9/18	$1,686,426	$1,604,611	$1,606,622	$1,566,244
12/18	$1,410,624	$1,375,116	$1,282,061	$1,276,701
3/19	$1,634,773	$1,568,230	$1,469,037	$1,478,644
6/19	$1,781,841	$1,632,451	$1,499,814	$1,522,425
9/19	$1,830,549	$1,651,428	$1,463,807	$1,502,903
12/19	$1,896,427	$1,801,664	$1,609,305	$1,631,191
3/20	$1,379,174	$1,425,122	$1,116,621	$1,146,371
6/20	$1,685,489	$1,739,042	$1,400,450	$1,450,903
9/20	$1,739,990	$1,899,164	$1,469,519	$1,536,252
12/20	$2,109,588	$2,177,992	$1,930,536	$1,957,319
3/21	$2,288,053	$2,316,228	$2,175,695	$2,171,234
6/21	$2,408,713	$2,507,080	$2,269,089	$2,289,396
9/21	$2,350,347	$2,504,530	$2,170,148	$2,228,000
12/21	$2,578,881	$2,736,889	$2,216,622	$2,313,201
3/22	$2,456,941	$2,592,424	$2,049,802	$2,178,643
6/22	$2,167,411	$2,159,459	$1,697,335	$1,808,687
9/22	$2,106,753	$2,063,048	$1,660,212	$1,757,726
12/22	$2,351,614	$2,211,217	$1,763,623	$1,888,284
3/23	$2,374,332	$2,369,989	$1,811,907	$1,952,303
6/23	$2,469,332	$2,568,755	$1,906,222	$2,054,309
9/23	$2,416,325	$2,485,172	$1,808,469	$1,956,071
12/23	$2,681,001	$2,785,179	$2,062,185	$2,217,285
3/24	$2,939,471	$3,064,235	$2,169,008	$2,370,709
6/24	$2,850,954	$3,162,781	$2,097,915	$2,269,371
9/24	$3,139,873	$3,359,795	$2,292,450	$2,467,911
12/24	$3,046,189	$3,448,268	$2,300,117	$2,483,249
3/25	$2,904,830	$3,285,442	$2,082,090	$2,296,972
6/25	$3,002,976	$3,646,553	$2,259,060	$2,494,180
9/25	$2,893,843	$3,944,702	$2,539,066	$2,718,655

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(7.84)%	10.70%	11.20%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 13,175,887,528
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 111,895,928
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080480
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class R
Trading Symbol	ERSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$131	1.37%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,709	$10,790	$10,563	$10,559
11/15	$10,995	$10,850	$10,907	$10,766
12/15	$10,728	$10,627	$10,359	$10,328
1/16	$10,177	$10,027	$9,448	$9,504
2/16	$10,356	$10,024	$9,448	$9,571
3/16	$11,072	$10,730	$10,202	$10,368
4/16	$11,182	$10,796	$10,362	$10,521
5/16	$11,508	$10,990	$10,596	$10,743
6/16	$11,430	$11,012	$10,589	$10,739
7/16	$11,604	$11,449	$11,221	$11,299
8/16	$11,682	$11,478	$11,420	$11,389
9/16	$11,599	$11,496	$11,547	$11,444
10/16	$11,090	$11,248	$10,998	$10,979
11/16	$11,673	$11,751	$12,224	$11,913
12/16	$11,873	$11,980	$12,567	$12,144
1/17	$11,868	$12,206	$12,616	$12,313
2/17	$12,464	$12,660	$12,860	$12,609
3/17	$12,483	$12,668	$12,877	$12,601
4/17	$12,612	$12,803	$13,018	$12,698
5/17	$12,769	$12,934	$12,753	$12,556
6/17	$13,098	$13,050	$13,194	$12,870
7/17	$13,312	$13,296	$13,292	$13,003
8/17	$13,136	$13,322	$13,123	$12,895
9/17	$13,541	$13,647	$13,942	$13,480
10/17	$14,008	$13,945	$14,061	$13,689
11/17	$14,690	$14,368	$14,466	$14,138
12/17	$14,736	$14,512	$14,407	$14,186
1/18	$15,365	$15,277	$14,784	$14,619
2/18	$14,781	$14,714	$14,212	$14,017
3/18	$14,880	$14,418	$14,395	$14,152
4/18	$14,870	$14,473	$14,520	$14,185
5/18	$15,280	$14,882	$15,401	$14,853
6/18	$15,409	$14,979	$15,511	$14,960
7/18	$15,933	$15,476	$15,782	$15,249
8/18	$16,636	$16,020	$16,462	$15,903
9/18	$16,611	$16,046	$16,066	$15,662
10/18	$14,969	$14,865	$14,321	$14,072
11/18	$15,459	$15,162	$14,549	$14,338
12/18	$13,875	$13,751	$12,821	$12,767
1/19	$14,950	$14,931	$14,263	$14,237
2/19	$15,797	$15,457	$15,004	$14,909
3/19	$16,063	$15,682	$14,690	$14,786
4/19	$16,898	$16,309	$15,189	$15,305
5/19	$16,350	$15,253	$14,008	$14,216
6/19	$17,484	$16,325	$14,998	$15,224
7/19	$17,862	$16,567	$15,084	$15,383
8/19	$17,808	$16,229	$14,340	$14,767
9/19	$17,941	$16,514	$14,638	$15,029
10/19	$17,713	$16,870	$15,024	$15,317
11/19	$18,303	$17,511	$15,642	$15,974
12/19	$18,564	$18,017	$16,093	$16,312
1/20	$18,312	$17,997	$15,577	$15,981
2/20	$16,493	$16,524	$14,266	$14,641
3/20	$13,478	$14,251	$11,166	$11,464
4/20	$15,298	$16,139	$12,700	$13,132
5/20	$16,402	$17,002	$13,526	$14,102
6/20	$16,459	$17,390	$14,005	$14,509
7/20	$16,979	$18,378	$14,392	$15,087
8/20	$17,780	$19,709	$15,203	$15,770
9/20	$16,968	$18,992	$14,695	$15,363
10/20	$17,094	$18,582	$15,003	$15,641
11/20	$19,352	$20,842	$17,768	$18,189
12/20	$20,551	$21,780	$19,305	$19,573
1/21	$19,857	$21,683	$20,277	$20,053
2/21	$21,063	$22,361	$21,541	$21,361
3/21	$22,255	$23,162	$21,757	$21,712
4/21	$23,622	$24,356	$22,214	$22,580
5/21	$23,642	$24,467	$22,260	$22,627
6/21	$23,402	$25,071	$22,691	$22,894
7/21	$23,700	$25,495	$21,872	$22,493
8/21	$23,914	$26,222	$22,361	$23,004
9/21	$22,806	$25,045	$21,701	$22,280
10/21	$24,232	$26,739	$22,625	$23,372
11/21	$23,337	$26,332	$21,682	$22,397
12/21	$24,990	$27,369	$22,166	$23,132
1/22	$23,196	$25,759	$20,032	$21,207
2/22	$23,284	$25,110	$20,246	$21,445
3/22	$23,786	$25,924	$20,498	$21,786
4/22	$22,450	$23,598	$18,466	$19,930
5/22	$22,568	$23,566	$18,494	$19,997
6/22	$20,951	$21,595	$16,973	$18,087
7/22	$22,701	$23,621	$18,745	$19,958
8/22	$22,111	$22,739	$18,362	$19,428
9/22	$20,339	$20,630	$16,602	$17,577
10/22	$22,103	$22,322	$18,430	$19,264
11/22	$23,617	$23,487	$18,860	$20,077
12/22	$22,676	$22,112	$17,636	$18,883
1/23	$24,073	$23,635	$19,355	$20,771
2/23	$23,166	$23,083	$19,028	$20,283
3/23	$22,867	$23,700	$18,119	$19,523
4/23	$22,834	$23,952	$17,793	$19,268
5/23	$22,110	$24,046	$17,629	$18,930
6/23	$23,757	$25,688	$19,062	$20,543
7/23	$24,638	$26,608	$20,228	$21,564
8/23	$24,156	$26,095	$19,216	$20,718
9/23	$23,216	$24,852	$18,085	$19,561
10/23	$22,434	$24,193	$16,851	$18,373
11/23	$24,389	$26,449	$18,377	$20,027
12/23	$25,729	$27,852	$20,622	$22,173
1/24	$25,875	$28,160	$19,820	$21,593
2/24	$27,224	$29,685	$20,940	$22,767
3/24	$28,170	$30,642	$21,690	$23,707
4/24	$26,434	$29,294	$20,163	$22,119
5/24	$27,560	$30,678	$21,175	$23,039
6/24	$27,285	$31,628	$20,979	$22,694
7/24	$28,857	$32,216	$23,111	$24,380
8/24	$29,381	$32,917	$22,765	$24,317
9/24	$30,017	$33,598	$22,925	$24,679
10/24	$29,613	$33,351	$22,593	$24,450
11/24	$31,324	$35,570	$25,072	$26,856
12/24	$29,077	$34,483	$23,001	$24,832
1/25	$29,703	$35,571	$23,604	$25,713
2/25	$28,264	$34,890	$22,342	$24,506
3/25	$27,700	$32,854	$20,821	$22,970
4/25	$27,227	$32,634	$20,340	$22,496
5/25	$28,022	$34,703	$21,426	$23,842
6/25	$28,595	$36,466	$22,591	$24,942
7/25	$28,523	$37,269	$22,982	$25,424
8/25	$28,595	$38,131	$24,625	$26,758
9/25	$27,522	$39,447	$25,391	$27,187

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R	(8.31)%	10.15%	10.64%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 13,175,887,528
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 111,895,928
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142448
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class R6
Trading Symbol	ERASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.81%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 2500™ Index (the Index):

↓ An overweight position in medical technologies company, Teleflex Inc., detracted from returns as the company reduced its growth expectations and announced plans to split

↓ An out-of-Index position in Carlisle Companies Inc. also hurt returns as the company modestly reduced its growth expectations tied to moderating new construction roofing demand

↓ An out-of-Index position in consulting company, Booz Allen Hamilton Holding Corp., dragged on returns as the stock was lower on fears of DOGE-related government spending cuts

↑ An out-of-Index position in insurance company, W.R. Berkley Corp., contributed to returns during the period driven by strong insurance pricing and underwriting outcomes

↑ An overweight position in Casey’s General Stores, Inc. was additive as shares outperformed following strong earnings driven by same store sales growth and margin strength

↑ An out-of-Index position in Trimble Inc. also contributed due to strong demand for its software and hardware solutions within engineering, construction, transportation, and logistics markets

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 2000® Index	Russell 2500™ Index
9/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/15	$5,356,866	$5,394,926	$5,281,701	$5,279,425
11/15	$5,504,267	$5,424,833	$5,453,508	$5,383,116
12/15	$5,371,490	$5,313,486	$5,179,689	$5,163,898
1/16	$5,100,432	$5,013,671	$4,724,215	$4,752,146
2/16	$5,191,474	$5,012,057	$4,724,004	$4,785,526
3/16	$5,553,574	$5,364,936	$5,101,035	$5,184,175
4/16	$5,609,441	$5,398,185	$5,181,094	$5,260,635
5/16	$5,777,041	$5,494,761	$5,297,797	$5,371,543
6/16	$5,739,797	$5,506,059	$5,294,457	$5,369,391
7/16	$5,830,839	$5,724,578	$5,610,571	$5,649,416
8/16	$5,874,291	$5,739,180	$5,709,790	$5,694,469
9/16	$5,832,908	$5,748,202	$5,773,387	$5,721,768
10/16	$5,580,473	$5,623,837	$5,498,921	$5,489,532
11/16	$5,878,429	$5,875,515	$6,112,117	$5,956,528
12/16	$5,981,298	$5,990,165	$6,283,376	$6,072,174
1/17	$5,981,298	$6,102,911	$6,308,160	$6,156,438
2/17	$6,285,396	$6,329,888	$6,429,900	$6,304,746
3/17	$6,298,245	$6,334,195	$6,438,314	$6,300,271
4/17	$6,364,632	$6,401,336	$6,508,920	$6,348,880
5/17	$6,448,152	$6,466,847	$6,376,502	$6,277,903
6/17	$6,617,333	$6,525,207	$6,596,927	$6,434,750
7/17	$6,728,693	$6,648,239	$6,645,939	$6,501,382
8/17	$6,643,031	$6,661,048	$6,561,389	$6,447,430
9/17	$6,850,760	$6,823,497	$6,970,879	$6,739,848
10/17	$7,090,612	$6,972,400	$7,030,301	$6,844,311
11/17	$7,439,681	$7,184,118	$7,232,910	$7,069,160
12/17	$7,467,039	$7,255,923	$7,203,717	$7,092,950
1/18	$7,790,153	$7,638,387	$7,391,981	$7,309,277
2/18	$7,495,810	$7,356,839	$7,105,751	$7,008,705
3/18	$7,551,137	$7,209,157	$7,197,654	$7,075,981
4/18	$7,548,924	$7,236,557	$7,259,881	$7,092,744
5/18	$7,763,596	$7,440,847	$7,700,560	$7,426,270
6/18	$7,832,203	$7,489,509	$7,755,740	$7,479,933
7/18	$8,102,202	$7,738,055	$7,890,910	$7,624,654
8/18	$8,462,939	$8,009,798	$8,231,087	$7,951,697
9/18	$8,454,087	$8,023,057	$8,033,111	$7,831,220
10/18	$7,621,957	$7,432,297	$7,160,583	$7,036,166
11/18	$7,876,465	$7,581,156	$7,274,400	$7,169,058
12/18	$7,073,250	$6,875,582	$6,410,303	$6,383,505
1/19	$7,625,331	$7,465,741	$7,131,452	$7,118,428
2/19	$8,059,447	$7,728,305	$7,502,201	$7,454,619
3/19	$8,201,006	$7,841,152	$7,345,185	$7,393,220
4/19	$8,630,403	$8,154,264	$7,594,706	$7,652,289
5/19	$8,356,721	$7,626,586	$7,004,045	$7,107,853
6/19	$8,939,474	$8,162,253	$7,499,072	$7,612,125
7/19	$9,137,657	$8,283,585	$7,542,247	$7,691,307
8/19	$9,114,064	$8,114,721	$7,169,854	$7,383,621
9/19	$9,184,844	$8,257,142	$7,319,034	$7,514,516
10/19	$9,073,956	$8,434,892	$7,511,790	$7,658,373
11/19	$9,380,668	$8,755,517	$7,821,012	$7,987,062
12/19	$9,519,683	$9,008,322	$8,046,527	$8,155,955
1/20	$9,393,728	$8,998,483	$7,788,462	$7,990,358
2/20	$8,464,180	$8,261,748	$7,132,813	$7,320,353
3/20	$6,922,490	$7,125,610	$5,583,103	$5,731,857
4/20	$7,859,595	$8,069,327	$6,349,966	$6,565,900
5/20	$8,431,431	$8,500,863	$6,763,189	$7,050,881
6/20	$8,464,180	$8,695,208	$7,002,251	$7,254,514
7/20	$8,736,242	$9,188,951	$7,196,061	$7,543,586
8/20	$9,154,413	$9,854,639	$7,601,512	$7,885,125
9/20	$8,738,762	$9,495,822	$7,347,596	$7,681,259
10/20	$8,809,296	$9,290,872	$7,501,483	$7,820,365
11/20	$9,977,572	$10,421,135	$8,884,193	$9,094,332
12/20	$10,599,071	$10,889,962	$9,652,679	$9,786,596
1/21	$10,246,328	$10,841,524	$10,138,424	$10,026,406
2/21	$10,876,225	$11,180,400	$10,770,303	$10,680,505
3/21	$11,494,924	$11,581,138	$10,878,476	$10,856,169
4/21	$12,208,808	$12,178,136	$11,106,912	$11,289,877
5/21	$12,225,605	$12,233,729	$11,129,811	$11,313,258
6/21	$12,105,225	$12,535,400	$11,345,445	$11,446,979
7/21	$12,267,598	$12,747,381	$10,935,776	$11,246,468
8/21	$12,385,179	$13,110,908	$11,180,391	$11,501,755
9/21	$11,814,072	$12,522,649	$10,850,739	$11,140,002
10/21	$12,558,751	$13,369,488	$11,312,323	$11,686,222
11/21	$12,102,425	$13,165,986	$10,840,941	$11,198,696
12/21	$12,965,656	$13,684,446	$11,083,110	$11,566,005
1/22	$12,036,866	$12,879,305	$10,016,098	$10,603,310
2/22	$12,089,850	$12,554,885	$10,123,020	$10,722,731
3/22	$12,354,774	$12,962,118	$10,249,012	$10,893,217
4/22	$11,669,090	$11,798,868	$9,233,239	$9,965,087
5/22	$11,734,542	$11,783,049	$9,247,193	$9,998,730
6/22	$10,899,254	$10,797,295	$8,486,675	$9,043,436
7/22	$11,815,577	$11,810,275	$9,372,708	$9,979,139
8/22	$11,516,370	$11,369,524	$9,180,916	$9,713,888
9/22	$10,596,930	$10,315,238	$8,301,059	$8,788,627
10/22	$11,519,486	$11,161,149	$9,214,914	$9,631,833
11/22	$12,314,256	$11,743,719	$9,430,154	$10,038,456
12/22	$11,830,107	$11,056,084	$8,818,114	$9,441,419
1/23	$12,563,704	$11,817,546	$9,677,581	$10,385,421
2/23	$12,097,493	$11,541,338	$9,514,118	$10,141,679
3/23	$11,946,660	$11,849,944	$9,059,536	$9,761,513
4/23	$11,936,376	$11,976,197	$8,896,660	$9,634,164
5/23	$11,562,722	$12,022,794	$8,814,478	$9,465,237
6/23	$12,426,583	$12,843,776	$9,531,110	$10,271,547
7/23	$12,896,223	$13,304,183	$10,113,971	$10,782,211
8/23	$12,649,405	$13,047,363	$9,607,987	$10,358,879
9/23	$12,162,626	$12,425,862	$9,042,344	$9,780,354
10/23	$11,758,119	$12,096,468	$8,425,666	$9,186,320
11/23	$12,789,954	$13,224,443	$9,188,269	$10,013,266
12/23	$13,495,711	$13,925,893	$10,310,925	$11,086,423
1/24	$13,583,896	$14,080,229	$9,909,897	$10,796,450
2/24	$14,296,424	$14,842,400	$10,470,219	$11,383,730
3/24	$14,797,310	$15,321,177	$10,845,042	$11,853,546
4/24	$13,897,831	$14,647,018	$10,081,740	$11,059,447
5/24	$14,493,957	$15,339,047	$10,587,512	$11,519,479
6/24	$14,356,389	$15,813,904	$10,489,575	$11,346,855
7/24	$15,192,376	$16,107,868	$11,555,307	$12,189,874
8/24	$15,471,038	$16,458,516	$11,382,695	$12,158,537
9/24	$15,813,192	$16,798,974	$11,462,249	$12,339,553
10/24	$15,612,132	$16,675,610	$11,296,691	$12,225,062
11/24	$16,518,666	$17,784,940	$12,535,870	$13,428,221
12/24	$15,344,367	$17,241,339	$11,500,586	$12,416,244
1/25	$15,680,082	$17,785,617	$11,802,122	$12,856,372
2/25	$14,928,372	$17,444,774	$11,170,835	$12,252,889
3/25	$14,636,446	$16,427,212	$10,410,449	$11,484,859
4/25	$14,395,607	$16,317,002	$10,169,946	$11,247,786
5/25	$14,822,549	$17,351,272	$10,713,025	$11,921,000
6/25	$15,132,720	$18,232,766	$11,295,299	$12,470,902
7/25	$15,099,878	$18,634,299	$11,491,238	$12,711,915
8/25	$15,147,316	$19,065,532	$12,312,253	$13,379,028
9/25	$14,585,359	$19,723,509	$12,695,328	$13,593,275

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	(7.76)%	10.78%	11.29%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 2000® Index	10.76%	11.55%	9.76%
Russell 2500™ Index	10.16%	12.09%	10.51%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 13,175,887,528
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 111,895,928
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$13,175,887,528
# of Portfolio Holdings	56
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$111,895,928

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	2.6%
Short-Term Investments	2.7%
Consumer Staples	3.1%
Health Care	4.4%
Materials	7.4%
Consumer Discretionary	13.6%
Information Technology	16.5%
Financials	21.3%
Industrials	28.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Trimble, Inc.	4.4%
Carlisle Cos., Inc.	4.0%
CACI International, Inc., Class A	3.8%
W.R. Berkley Corp.	3.8%
GoDaddy, Inc., Class A	3.4%
Casey's General Stores, Inc.	3.1%
Markel Group, Inc.	2.9%
Burlington Stores, Inc.	2.9%
RPM International, Inc.	2.7%
Dolby Laboratories, Inc., Class A	2.6%
Total	33.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014177
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class A
Trading Symbol	EAALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ The Fund’s overweight exposure to electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are benefitting from AI infrastructure build out

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ Not owning pharmaceutical stocks Eli Lilly & Company was also additive as the company experienced product disappointments

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,353	$10,844	$10,861
11/15	$10,306	$10,876	$10,892
12/15	$10,163	$10,704	$10,732
1/16	$9,571	$10,173	$10,133
2/16	$9,546	$10,159	$10,128
3/16	$10,147	$10,849	$10,811
4/16	$10,017	$10,891	$10,713
5/16	$10,301	$11,086	$10,921
6/16	$10,082	$11,115	$10,878
7/16	$10,553	$11,525	$11,391
8/16	$10,455	$11,541	$11,335
9/16	$10,455	$11,543	$11,376
10/16	$10,285	$11,332	$11,109
11/16	$10,415	$11,752	$11,351
12/16	$10,483	$11,984	$11,491
1/17	$10,803	$12,212	$11,878
2/17	$11,067	$12,697	$12,372
3/17	$11,170	$12,711	$12,515
4/17	$11,566	$12,842	$12,801
5/17	$11,989	$13,023	$13,134
6/17	$11,792	$13,104	$13,099
7/17	$11,999	$13,373	$13,447
8/17	$12,102	$13,414	$13,694
9/17	$12,479	$13,691	$13,872
10/17	$12,893	$14,011	$14,410
11/17	$13,231	$14,440	$14,847
12/17	$13,324	$14,601	$14,963
1/18	$14,373	$15,437	$16,023
2/18	$14,037	$14,868	$15,603
3/18	$13,897	$14,490	$15,175
4/18	$14,009	$14,546	$15,228
5/18	$14,275	$14,896	$15,895
6/18	$14,499	$14,988	$16,048
7/18	$15,157	$15,545	$16,519
8/18	$15,661	$16,052	$17,423
9/18	$15,843	$16,143	$17,520
10/18	$15,143	$15,040	$15,953
11/18	$15,549	$15,346	$16,123
12/18	$14,463	$13,961	$14,736
1/19	$15,569	$15,079	$16,061
2/19	$16,464	$15,564	$16,636
3/19	$17,131	$15,866	$17,109
4/19	$17,716	$16,508	$17,882
5/19	$17,228	$15,459	$16,752
6/19	$18,302	$16,549	$17,903
7/19	$18,562	$16,787	$18,307
8/19	$18,904	$16,521	$18,167
9/19	$18,839	$16,830	$18,169
10/19	$18,969	$17,195	$18,682
11/19	$19,490	$17,819	$19,510
12/19	$19,972	$18,356	$20,099
1/20	$20,428	$18,349	$20,548
2/20	$19,125	$16,839	$19,149
3/20	$17,365	$14,759	$17,265
4/20	$19,760	$16,651	$19,820
5/20	$21,080	$17,444	$21,150
6/20	$21,112	$17,791	$22,071
7/20	$22,415	$18,794	$23,770
8/20	$23,784	$20,145	$26,222
9/20	$23,230	$19,380	$24,989
10/20	$22,757	$18,864	$24,140
11/20	$24,989	$20,929	$26,612
12/20	$25,355	$21,734	$27,836
1/21	$24,536	$21,514	$27,630
2/21	$24,994	$22,108	$27,623
3/21	$25,912	$23,076	$28,098
4/21	$27,828	$24,307	$30,010
5/21	$27,697	$24,477	$29,595
6/21	$28,712	$25,049	$31,451
7/21	$30,481	$25,644	$32,488
8/21	$31,546	$26,423	$33,702
9/21	$29,908	$25,194	$31,815
10/21	$31,710	$26,960	$34,571
11/21	$31,415	$26,773	$34,782
12/21	$32,983	$27,973	$35,517
1/22	$30,176	$26,525	$32,469
2/22	$28,154	$25,731	$31,090
3/22	$29,307	$26,686	$32,306
4/22	$27,402	$24,359	$28,405
5/22	$27,085	$24,404	$27,744
6/22	$25,548	$22,389	$25,547
7/22	$27,903	$24,454	$28,613
8/22	$26,517	$23,457	$27,280
9/22	$24,211	$21,296	$24,628
10/22	$25,598	$23,020	$26,067
11/22	$27,302	$24,307	$27,255
12/22	$26,245	$22,907	$25,169
1/23	$27,635	$24,346	$27,266
2/23	$26,630	$23,752	$26,943
3/23	$28,003	$24,624	$28,784
4/23	$28,388	$25,008	$29,068
5/23	$28,104	$25,117	$30,393
6/23	$29,762	$26,776	$32,472
7/23	$30,700	$27,637	$33,566
8/23	$30,834	$27,197	$33,264
9/23	$28,974	$25,900	$31,455
10/23	$28,321	$25,355	$31,007
11/23	$31,570	$27,671	$34,387
12/23	$32,872	$28,928	$35,910
1/24	$33,276	$29,414	$36,806
2/24	$34,636	$30,985	$39,317
3/24	$34,972	$31,982	$40,009
4/24	$33,679	$30,675	$38,312
5/24	$34,838	$32,196	$40,606
6/24	$35,661	$33,352	$43,344
7/24	$36,484	$33,758	$42,606
8/24	$36,921	$34,577	$43,494
9/24	$37,240	$35,315	$44,726
10/24	$36,013	$34,995	$44,578
11/24	$37,307	$37,049	$47,469
12/24	$36,267	$36,166	$47,888
1/25	$37,850	$37,173	$48,836
2/25	$37,484	$36,688	$47,081
3/25	$36,267	$34,621	$43,115
4/25	$36,441	$34,386	$43,879
5/25	$38,249	$36,550	$47,761
6/25	$38,701	$38,409	$50,806
7/25	$38,788	$39,271	$52,724
8/25	$39,240	$40,067	$53,314
9/25	$39,248	$41,530	$56,146

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	5.37%	11.05%	15.26%
Class A with 5.25% Maximum Sales Charge	(0.17)%	9.86%	14.64%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 874,477,596
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 6,181,267
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$874,477,596
# of Portfolio Holdings	24
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$6,181,267

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.6%
Short-Term Investments	2.7%
Real Estate	3.1%
Consumer Discretionary	4.0%
Materials	7.7%
Communication Services	8.7%
Industrials	9.1%
Health Care	17.7%
Information Technology	19.9%
Financials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	8.7%
Visa, Inc., Class A	8.6%
Microsoft Corp.	7.2%
Thermo Fisher Scientific, Inc.	7.1%
Mastercard, Inc., Class A	6.3%
Danaher Corp.	6.2%
S&P Global, Inc.	4.5%
Zoetis, Inc.	4.3%
Ecolab, Inc.	4.1%
Amphenol Corp., Class A	4.0%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000102330
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class C
Trading Symbol	EAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.77%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ The Fund’s overweight exposure to electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are benefitting from AI infrastructure build out

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ Not owning pharmaceutical stocks Eli Lilly & Company was also additive as the company experienced product disappointments

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Growth Index
9/15	$10,000	$10,000	$10,000
10/15	$10,918	$10,844	$10,861
11/15	$10,860	$10,876	$10,892
12/15	$10,707	$10,704	$10,732
1/16	$10,078	$10,173	$10,133
2/16	$10,043	$10,159	$10,128
3/16	$10,672	$10,849	$10,811
4/16	$10,524	$10,891	$10,713
5/16	$10,812	$11,086	$10,921
6/16	$10,576	$11,115	$10,878
7/16	$11,065	$11,525	$11,391
8/16	$10,960	$11,541	$11,335
9/16	$10,952	$11,543	$11,376
10/16	$10,768	$11,332	$11,109
11/16	$10,890	$11,752	$11,351
12/16	$10,964	$11,984	$11,491
1/17	$11,289	$12,212	$11,878
2/17	$11,554	$12,697	$12,372
3/17	$11,656	$12,711	$12,515
4/17	$12,062	$12,842	$12,801
5/17	$12,490	$13,023	$13,134
6/17	$12,286	$13,104	$13,099
7/17	$12,490	$13,373	$13,447
8/17	$12,591	$13,414	$13,694
9/17	$12,968	$13,691	$13,872
10/17	$13,385	$14,011	$14,410
11/17	$13,730	$14,440	$14,847
12/17	$13,825	$14,601	$14,963
1/18	$14,905	$15,437	$16,023
2/18	$14,551	$14,868	$15,603
3/18	$14,381	$14,490	$15,175
4/18	$14,504	$14,546	$15,228
5/18	$14,767	$14,896	$15,895
6/18	$14,998	$14,988	$16,048
7/18	$15,662	$15,545	$16,519
8/18	$16,171	$16,052	$17,423
9/18	$16,340	$16,143	$17,520
10/18	$15,615	$15,040	$15,953
11/18	$16,016	$15,346	$16,123
12/18	$14,894	$13,961	$14,736
1/19	$16,019	$15,079	$16,061
2/19	$16,926	$15,564	$16,636
3/19	$17,598	$15,866	$17,109
4/19	$18,214	$16,508	$17,882
5/19	$17,688	$15,459	$16,752
6/19	$18,777	$16,549	$17,903
7/19	$19,031	$16,787	$18,307
8/19	$19,376	$16,521	$18,167
9/19	$19,285	$16,830	$18,169
10/19	$19,412	$17,195	$18,682
11/19	$19,938	$17,819	$19,510
12/19	$20,421	$18,356	$20,099
1/20	$20,857	$18,349	$20,548
2/20	$19,531	$16,839	$19,149
3/20	$17,732	$14,759	$17,265
4/20	$20,149	$16,651	$19,820
5/20	$21,475	$17,444	$21,150
6/20	$21,511	$17,791	$22,071
7/20	$22,801	$18,794	$23,770
8/20	$24,182	$20,145	$26,222
9/20	$23,601	$19,380	$24,989
10/20	$23,110	$18,864	$24,140
11/20	$25,363	$20,929	$26,612
12/20	$25,716	$21,734	$27,836
1/21	$24,875	$21,514	$27,630
2/21	$25,332	$22,108	$27,623
3/21	$26,246	$23,076	$28,098
4/21	$28,147	$24,307	$30,010
5/21	$28,001	$24,477	$29,595
6/21	$29,024	$25,049	$31,451
7/21	$30,779	$25,644	$32,488
8/21	$31,839	$26,423	$33,702
9/21	$30,157	$25,194	$31,815
10/21	$31,967	$26,960	$34,571
11/21	$31,638	$26,773	$34,782
12/21	$33,204	$27,973	$35,517
1/22	$30,364	$26,525	$32,469
2/22	$28,309	$25,731	$31,090
3/22	$29,449	$26,686	$32,306
4/22	$27,524	$24,359	$28,405
5/22	$27,188	$24,404	$27,744
6/22	$25,618	$22,389	$25,547
7/22	$27,972	$24,454	$28,613
8/22	$26,571	$23,457	$27,280
9/22	$24,254	$21,296	$24,628
10/22	$25,618	$23,020	$26,067
11/22	$27,300	$24,307	$27,255
12/22	$26,229	$22,907	$25,169
1/23	$27,597	$24,346	$27,266
2/23	$26,585	$23,752	$26,943
3/23	$27,934	$24,624	$28,784
4/23	$28,290	$25,008	$29,068
5/23	$27,990	$25,117	$30,393
6/23	$29,639	$26,776	$32,472
7/23	$30,538	$27,637	$33,566
8/23	$30,670	$27,197	$33,264
9/23	$28,796	$25,900	$31,455
10/23	$28,140	$25,355	$31,007
11/23	$31,344	$27,671	$34,387
12/23	$32,617	$28,928	$35,910
1/24	$32,974	$29,414	$36,806
2/24	$34,307	$30,985	$39,317
3/24	$34,626	$31,982	$40,009
4/24	$33,330	$30,675	$38,312
5/24	$34,457	$32,196	$40,606
6/24	$35,246	$33,352	$43,344
7/24	$36,034	$33,758	$42,606
8/24	$36,447	$34,577	$43,494
9/24	$36,729	$35,315	$44,726
10/24	$35,490	$34,995	$44,578
11/24	$36,748	$37,049	$47,469
12/24	$35,697	$36,166	$47,888
1/25	$37,240	$37,173	$48,836
2/25	$36,849	$36,688	$47,081
3/25	$35,639	$34,621	$43,115
4/25	$35,795	$34,386	$43,879
5/25	$37,552	$36,550	$47,761
6/25	$37,962	$38,409	$50,806
7/25	$38,021	$39,271	$52,724
8/25	$38,431	$40,067	$53,314
9/25	$38,999	$41,530	$56,146

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.58%	10.23%	14.57%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.58%	10.23%	14.57%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 874,477,596
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 6,181,267
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$874,477,596
# of Portfolio Holdings	24
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$6,181,267

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.6%
Short-Term Investments	2.7%
Real Estate	3.1%
Consumer Discretionary	4.0%
Materials	7.7%
Communication Services	8.7%
Industrials	9.1%
Health Care	17.7%
Information Technology	19.9%
Financials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	8.7%
Visa, Inc., Class A	8.6%
Microsoft Corp.	7.2%
Thermo Fisher Scientific, Inc.	7.1%
Mastercard, Inc., Class A	6.3%
Danaher Corp.	6.2%
S&P Global, Inc.	4.5%
Zoetis, Inc.	4.3%
Ecolab, Inc.	4.1%
Amphenol Corp., Class A	4.0%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014178
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class I
Trading Symbol	EILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ The Fund’s overweight exposure to electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are benefitting from AI infrastructure build out

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ Not owning pharmaceutical stocks Eli Lilly & Company was also additive as the company experienced product disappointments

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,073,460	$1,070,426	$1,073,171
3/16	$1,072,539	$1,084,853	$1,081,133
6/16	$1,065,167	$1,111,489	$1,087,775
9/16	$1,106,631	$1,154,304	$1,137,606
12/16	$1,109,835	$1,198,448	$1,149,114
3/17	$1,182,451	$1,271,147	$1,251,485
6/17	$1,249,648	$1,310,402	$1,309,932
9/17	$1,323,348	$1,369,113	$1,387,205
12/17	$1,414,311	$1,460,088	$1,496,290
3/18	$1,474,852	$1,449,004	$1,517,467
6/18	$1,540,438	$1,498,761	$1,604,818
9/18	$1,683,383	$1,614,326	$1,751,989
12/18	$1,539,634	$1,396,072	$1,473,641
3/19	$1,823,199	$1,586,608	$1,710,917
6/19	$1,949,006	$1,654,893	$1,790,298
9/19	$2,006,917	$1,682,998	$1,816,929
12/19	$2,130,426	$1,835,645	$2,009,893
3/20	$1,854,371	$1,475,896	$1,726,509
6/20	$2,254,450	$1,779,093	$2,207,141
9/20	$2,480,496	$1,937,956	$2,498,864
12/20	$2,709,422	$2,173,382	$2,783,561
3/21	$2,771,823	$2,307,588	$2,809,784
6/21	$3,073,764	$2,504,859	$3,145,120
9/21	$3,202,593	$2,519,439	$3,181,487
12/21	$3,534,218	$2,797,260	$3,551,728
3/22	$3,142,900	$2,668,628	$3,230,610
6/22	$2,741,284	$2,238,949	$2,554,674
9/22	$2,601,234	$2,129,630	$2,462,795
12/22	$2,817,808	$2,290,652	$2,516,865
3/23	$3,009,932	$2,462,384	$2,878,426
6/23	$3,202,055	$2,677,649	$3,247,158
9/23	$3,119,421	$2,589,999	$3,145,513
12/23	$3,540,652	$2,892,810	$3,591,016
3/24	$3,769,215	$3,198,173	$4,000,912
6/24	$3,846,095	$3,335,176	$4,334,377
9/24	$4,018,556	$3,531,504	$4,472,608
12/24	$3,916,612	$3,616,583	$4,788,844
3/25	$3,918,777	$3,462,077	$4,311,508
6/25	$4,182,915	$3,840,911	$5,080,619
9/25	$4,245,702	$4,152,966	$5,614,587

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.65%	11.34%	15.54%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 874,477,596
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 6,181,267
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$874,477,596
# of Portfolio Holdings	24
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$6,181,267

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.6%
Short-Term Investments	2.7%
Real Estate	3.1%
Consumer Discretionary	4.0%
Materials	7.7%
Communication Services	8.7%
Industrials	9.1%
Health Care	17.7%
Information Technology	19.9%
Financials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	8.7%
Visa, Inc., Class A	8.6%
Microsoft Corp.	7.2%
Thermo Fisher Scientific, Inc.	7.1%
Mastercard, Inc., Class A	6.3%
Danaher Corp.	6.2%
S&P Global, Inc.	4.5%
Zoetis, Inc.	4.3%
Ecolab, Inc.	4.1%
Amphenol Corp., Class A	4.0%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243416
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class R6
Trading Symbol	ERLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning NVIDIA, Broadcom, and Tesla—due to valuation and/or growth concerns—was a significant headwind; together, the three contributed over 40% of the index’s return

↓ An out-of-Index position in life sciences company Danaher Corp., detracted from performance as the delayed recovery in bioprocessing weighed on expectations

↓ An out-of-Index position in life sciences stock Thermo Fisher Scientific Inc., hurt relative returns as the delayed recovery in bioprocessing weighed on expectations

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ The Fund’s overweight exposure to electrical connectors supplier Amphenol Corporation contributed to returns as current demand patterns are benefitting from AI infrastructure build out

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

↑ Not owning pharmaceutical stocks Eli Lilly & Company was also additive as the company experienced product disappointments

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell 1000® Growth Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,464,419	$5,421,770	$5,430,529
11/15	$5,438,202	$5,437,894	$5,445,772
12/15	$5,367,301	$5,352,128	$5,365,856
1/16	$5,054,016	$5,086,533	$5,066,294
2/16	$5,044,802	$5,079,670	$5,064,132
3/16	$5,362,694	$5,424,266	$5,405,665
4/16	$5,293,587	$5,445,294	$5,356,302
5/16	$5,441,015	$5,543,082	$5,460,318
6/16	$5,325,837	$5,557,444	$5,438,873
7/16	$5,579,228	$5,762,340	$5,695,598
8/16	$5,528,550	$5,770,431	$5,667,301
9/16	$5,533,157	$5,771,522	$5,688,032
10/16	$5,441,015	$5,666,242	$5,554,460
11/16	$5,510,122	$5,876,091	$5,675,315
12/16	$5,549,173	$5,992,239	$5,745,570
1/17	$5,722,584	$6,105,890	$5,939,188
2/17	$5,858,062	$6,348,330	$6,185,876
3/17	$5,912,253	$6,355,735	$6,257,424
4/17	$6,123,599	$6,421,008	$6,400,532
5/17	$6,351,202	$6,511,370	$6,566,963
6/17	$6,248,239	$6,552,011	$6,549,662
7/17	$6,362,040	$6,686,737	$6,723,747
8/17	$6,416,231	$6,707,207	$6,847,002
9/17	$6,616,738	$6,845,564	$6,936,027
10/17	$6,833,503	$7,005,308	$7,204,778
11/17	$7,017,753	$7,220,160	$7,423,658
12/17	$7,071,553	$7,300,438	$7,481,452
1/18	$7,626,514	$7,718,417	$8,011,334
2/18	$7,449,936	$7,433,938	$7,801,270
3/18	$7,374,259	$7,245,018	$7,587,335
4/18	$7,441,527	$7,272,817	$7,613,842
5/18	$7,576,063	$7,447,961	$7,947,567
6/18	$7,702,191	$7,493,803	$8,024,090
7/18	$8,055,348	$7,772,674	$8,259,649
8/18	$8,324,420	$8,025,949	$8,711,256
9/18	$8,416,914	$8,071,632	$8,759,944
10/18	$8,046,940	$7,519,935	$7,976,569
11/18	$8,265,561	$7,673,179	$8,061,293
12/18	$7,698,172	$6,980,361	$7,368,203
1/19	$8,287,267	$7,539,738	$8,030,503
2/19	$8,756,546	$7,781,826	$8,317,832
3/19	$9,115,994	$7,933,040	$8,554,583
4/19	$9,435,503	$8,254,246	$8,941,078
5/19	$9,165,917	$7,729,704	$8,376,239
6/19	$9,745,028	$8,274,465	$8,951,492
7/19	$9,884,813	$8,393,386	$9,153,624
8/19	$10,064,537	$8,260,432	$9,083,519
9/19	$10,034,583	$8,414,989	$9,084,646
10/19	$10,114,460	$8,597,255	$9,340,757
11/19	$10,394,030	$8,909,326	$9,755,142
12/19	$10,652,128	$9,178,227	$10,049,466
1/20	$10,892,176	$9,174,629	$10,274,123
2/20	$10,202,039	$8,419,381	$9,574,437
3/20	$9,271,853	$7,379,479	$8,632,547
4/20	$10,542,106	$8,325,482	$9,909,914
5/20	$11,252,248	$8,722,009	$10,575,208
6/20	$11,272,252	$8,895,465	$11,035,706
7/20	$11,962,390	$9,397,037	$11,884,783
8/20	$12,702,538	$10,072,501	$13,111,199
9/20	$12,402,478	$9,689,779	$12,494,318
10/20	$12,152,428	$9,432,091	$12,069,987
11/20	$13,352,668	$10,464,566	$13,305,855
12/20	$13,547,109	$10,866,909	$13,917,807
1/21	$13,114,326	$10,757,199	$13,814,831
2/21	$13,365,944	$11,053,828	$13,811,634
3/21	$13,859,115	$11,537,938	$14,048,921
4/21	$14,885,716	$12,153,703	$15,004,790
5/21	$14,815,263	$12,238,589	$14,797,254
6/21	$15,368,822	$12,524,296	$15,725,601
7/21	$16,314,906	$12,821,810	$16,243,858
8/21	$16,888,594	$13,211,665	$16,851,198
9/21	$16,012,964	$12,597,194	$15,907,433
10/21	$16,989,242	$13,479,776	$17,285,264
11/21	$16,828,206	$13,386,375	$17,390,947
12/21	$17,671,088	$13,986,300	$17,758,640
1/22	$16,167,604	$13,262,551	$16,234,504
2/22	$15,086,331	$12,865,451	$15,544,967
3/22	$15,714,499	$13,343,139	$16,153,050
4/22	$14,695,013	$12,179,593	$14,202,380
5/22	$14,530,248	$12,201,938	$13,872,209
6/22	$13,706,421	$11,194,744	$12,773,372
7/22	$14,973,055	$12,226,949	$14,306,446
8/22	$14,241,908	$11,728,311	$13,639,994
9/22	$13,006,168	$10,648,150	$12,313,973
10/22	$13,747,612	$11,510,238	$13,033,705
11/22	$14,664,120	$12,153,477	$13,627,612
12/22	$14,089,042	$11,453,260	$12,584,327
1/23	$14,843,074	$12,172,914	$13,633,199
2/23	$14,316,285	$11,875,907	$13,471,286
3/23	$15,049,659	$12,311,922	$14,392,131
4/23	$15,256,243	$12,504,092	$14,534,126
5/23	$15,111,634	$12,558,443	$15,196,567
6/23	$16,010,275	$13,388,246	$16,235,792
7/23	$16,516,406	$13,818,343	$16,782,772
8/23	$16,599,040	$13,598,333	$16,632,082
9/23	$15,597,107	$12,949,993	$15,727,565
10/23	$15,256,243	$12,677,700	$15,503,643
11/23	$17,001,879	$13,835,496	$17,193,711
12/23	$17,707,595	$14,464,051	$17,955,082
1/24	$17,925,822	$14,707,109	$18,402,911
2/24	$18,663,638	$15,492,404	$19,658,487
3/24	$18,850,690	$15,990,865	$20,004,559
4/24	$18,164,833	$15,337,726	$19,156,050
5/24	$18,788,340	$16,098,242	$20,302,831
6/24	$19,245,578	$16,675,880	$21,671,883
7/24	$19,692,425	$16,878,865	$21,303,235
8/24	$19,931,436	$17,288,291	$21,746,937
9/24	$20,108,096	$17,657,519	$22,363,039
10/24	$19,453,414	$17,497,390	$22,289,034
11/24	$20,149,663	$18,524,507	$23,734,711
12/24	$19,600,215	$18,082,916	$23,944,221
1/25	$20,456,167	$18,586,478	$24,417,844
2/25	$20,261,140	$18,343,960	$23,540,588
3/25	$19,611,049	$17,310,382	$21,557,539
4/25	$19,708,563	$17,193,002	$21,939,340
5/25	$20,694,533	$18,275,210	$23,880,546
6/25	$20,943,734	$19,204,553	$25,403,094
7/25	$20,997,908	$19,635,561	$26,362,116
8/25	$21,247,109	$20,033,603	$26,656,840
9/25	$21,257,944	$20,764,832	$28,072,934

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	5.72%	11.37%	15.56%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 874,477,596
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 6,181,267
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$874,477,596
# of Portfolio Holdings	24
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$6,181,267

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.6%
Short-Term Investments	2.7%
Real Estate	3.1%
Consumer Discretionary	4.0%
Materials	7.7%
Communication Services	8.7%
Industrials	9.1%
Health Care	17.7%
Information Technology	19.9%
Financials	25.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	8.7%
Visa, Inc., Class A	8.6%
Microsoft Corp.	7.2%
Thermo Fisher Scientific, Inc.	7.1%
Mastercard, Inc., Class A	6.3%
Danaher Corp.	6.2%
S&P Global, Inc.	4.5%
Zoetis, Inc.	4.3%
Ecolab, Inc.	4.1%
Amphenol Corp., Class A	4.0%
Total	61.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108310
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class A
Trading Symbol	ESEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ An overweight position in Fiserv, a leading provider of financial processing and merchant acceptance solutions detracted from results as the company lowered growth expectations for its Clover payment solution

↓ An overweight position in CDW Corp. dragged on returns as large AI sending initiatives muted expectations for traditional enterprise IT demand in the near term

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

↑ An overweight position in O’Reilly Automotive, Inc., a leading provider of automotive parts and accessories, outperformed due to accelerating same store sales and stable margins

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 1000® Index
9/15	$10,000	$10,000
10/15	$10,137	$10,809
11/15	$10,241	$10,845
12/15	$9,963	$10,650
1/16	$9,567	$10,076
2/16	$9,645	$10,073
3/16	$10,263	$10,775
4/16	$10,233	$10,833
5/16	$10,353	$11,023
6/16	$10,257	$11,048
7/16	$10,551	$11,469
8/16	$10,557	$11,484
9/16	$10,539	$11,493
10/16	$10,155	$11,269
11/16	$10,443	$11,713
12/16	$10,522	$11,933
1/17	$10,822	$12,173
2/17	$11,326	$12,645
3/17	$11,284	$12,653
4/17	$11,434	$12,786
5/17	$11,614	$12,949
6/17	$11,686	$13,040
7/17	$11,800	$13,298
8/17	$11,770	$13,340
9/17	$11,979	$13,624
10/17	$12,267	$13,936
11/17	$12,585	$14,361
12/17	$12,573	$14,521
1/18	$13,084	$15,319
2/18	$12,676	$14,756
3/18	$12,554	$14,421
4/18	$12,609	$14,470
5/18	$12,652	$14,840
6/18	$12,822	$14,936
7/18	$13,468	$15,451
8/18	$13,858	$15,983
9/18	$14,041	$16,044
10/18	$13,194	$14,909
11/18	$13,602	$15,212
12/18	$12,493	$13,827
1/19	$13,542	$14,985
2/19	$14,095	$15,493
3/19	$14,514	$15,763
4/19	$14,927	$16,399
5/19	$14,756	$15,354
6/19	$15,721	$16,432
7/19	$16,147	$16,687
8/19	$16,465	$16,382
9/19	$16,319	$16,665
10/19	$16,490	$17,019
11/19	$17,088	$17,662
12/19	$17,257	$18,172
1/20	$17,437	$18,191
2/20	$16,256	$16,705
3/20	$14,236	$14,497
4/20	$15,711	$16,413
5/20	$16,475	$17,279
6/20	$16,102	$17,661
7/20	$16,834	$18,695
8/20	$17,501	$20,068
9/20	$17,302	$19,334
10/20	$17,193	$18,868
11/20	$19,175	$21,090
12/20	$19,939	$21,981
1/21	$18,978	$21,800
2/21	$20,085	$22,432
3/21	$20,709	$23,281
4/21	$22,167	$24,534
5/21	$21,789	$24,651
6/21	$21,796	$25,268
7/21	$22,552	$25,793
8/21	$22,870	$26,540
9/21	$21,683	$25,321
10/21	$22,280	$27,078
11/21	$21,405	$26,714
12/21	$22,974	$27,796
1/22	$21,732	$26,229
2/22	$21,101	$25,509
3/22	$21,839	$26,370
4/22	$20,427	$24,020
5/22	$20,370	$23,983
6/22	$18,660	$21,975
7/22	$20,235	$24,021
8/22	$19,703	$23,099
9/22	$18,185	$20,962
10/22	$19,625	$22,643
11/22	$20,782	$23,868
12/22	$20,152	$22,480
1/23	$21,322	$23,987
2/23	$20,552	$23,416
3/23	$20,741	$24,157
4/23	$21,058	$24,456
5/23	$20,673	$24,570
6/23	$21,979	$26,230
7/23	$22,651	$27,132
8/23	$23,059	$26,657
9/23	$21,813	$25,404
10/23	$21,028	$24,790
11/23	$23,187	$27,105
12/23	$24,292	$28,444
1/24	$24,750	$28,840
2/24	$25,797	$30,398
3/24	$26,448	$31,372
4/24	$25,130	$30,037
5/24	$25,541	$31,452
6/24	$25,851	$32,493
7/24	$26,852	$32,965
8/24	$27,620	$33,747
9/24	$27,557	$34,468
10/24	$27,232	$34,228
11/24	$29,186	$36,431
12/24	$28,067	$35,415
1/25	$29,558	$36,543
2/25	$28,213	$35,904
3/25	$27,159	$33,826
4/25	$26,567	$33,624
5/25	$27,029	$35,771
6/25	$27,046	$37,582
7/25	$26,778	$38,417
8/25	$27,240	$39,226
9/25	$26,923	$40,586

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(2.33)%	9.23%	11.00%
Class A with 5.25% Maximum Sales Charge	(7.46)%	8.07%	10.40%
Russell 1000® Index	17.75%	15.98%	15.02%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 618,076,241
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 5,057,202
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,076,241
# of Portfolio Holdings	28
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$5,057,202

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Materials	7.4%
Communication Services	7.9%
Health Care	8.9%
Consumer Discretionary	15.3%
Industrials	16.1%
Information Technology	19.2%
Financials	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	7.9%
TJX Cos., Inc.	7.5%
White Mountains Insurance Group Ltd.	5.9%
GoDaddy, Inc., Class A	5.6%
Fiserv, Inc.	5.5%
Martin Marietta Materials, Inc.	4.8%
Markel Group, Inc.	4.8%
CDW Corp.	4.4%
Ross Stores, Inc.	4.1%
Trimble, Inc.	4.0%
Total	54.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108311
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class C
Trading Symbol	ESECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.80%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ An overweight position in Fiserv, a leading provider of financial processing and merchant acceptance solutions detracted from results as the company lowered growth expectations for its Clover payment solution

↓ An overweight position in CDW Corp. dragged on returns as large AI sending initiatives muted expectations for traditional enterprise IT demand in the near term

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

↑ An overweight position in O’Reilly Automotive, Inc., a leading provider of automotive parts and accessories, outperformed due to accelerating same store sales and stable margins

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index
9/15	$10,000	$10,000
10/15	$10,700	$10,809
11/15	$10,800	$10,845
12/15	$10,500	$10,650
1/16	$10,074	$10,076
2/16	$10,151	$10,073
3/16	$10,797	$10,775
4/16	$10,758	$10,833
5/16	$10,881	$11,023
6/16	$10,765	$11,048
7/16	$11,075	$11,469
8/16	$11,068	$11,484
9/16	$11,049	$11,493
10/16	$10,636	$11,269
11/16	$10,926	$11,713
12/16	$11,006	$11,933
1/17	$11,316	$12,173
2/17	$11,833	$12,645
3/17	$11,781	$12,653
4/17	$11,929	$12,786
5/17	$12,110	$12,949
6/17	$12,175	$13,040
7/17	$12,285	$13,298
8/17	$12,252	$13,340
9/17	$12,459	$13,624
10/17	$12,756	$13,936
11/17	$13,073	$14,361
12/17	$13,053	$14,521
1/18	$13,578	$15,319
2/18	$13,145	$14,756
3/18	$13,007	$14,421
4/18	$13,059	$14,470
5/18	$13,099	$14,840
6/18	$13,263	$14,936
7/18	$13,919	$15,451
8/18	$14,320	$15,983
9/18	$14,497	$16,044
10/18	$13,617	$14,909
11/18	$14,031	$15,212
12/18	$12,875	$13,827
1/19	$13,946	$14,985
2/19	$14,508	$15,493
3/19	$14,927	$15,763
4/19	$15,346	$16,399
5/19	$15,160	$15,354
6/19	$16,142	$16,432
7/19	$16,574	$16,687
8/19	$16,883	$16,382
9/19	$16,718	$16,665
10/19	$16,883	$17,019
11/19	$17,487	$17,662
12/19	$17,649	$18,172
1/20	$17,823	$18,191
2/20	$16,610	$16,705
3/20	$14,530	$14,497
4/20	$16,027	$16,413
5/20	$16,797	$17,279
6/20	$16,409	$17,661
7/20	$17,143	$18,695
8/20	$17,816	$20,068
9/20	$17,601	$19,334
10/20	$17,476	$18,868
11/20	$19,480	$21,090
12/20	$20,249	$21,981
1/21	$19,258	$21,800
2/21	$20,364	$22,432
3/21	$20,982	$23,281
4/21	$22,447	$24,534
5/21	$22,052	$24,651
6/21	$22,045	$25,268
7/21	$22,799	$25,793
8/21	$23,107	$26,540
9/21	$21,887	$25,321
10/21	$22,483	$27,078
11/21	$21,585	$26,714
12/21	$23,147	$27,796
1/22	$21,888	$26,229
2/22	$21,231	$25,509
3/22	$21,965	$26,370
4/22	$20,536	$24,020
5/22	$20,467	$23,983
6/22	$18,737	$21,975
7/22	$20,297	$24,021
8/22	$19,756	$23,099
9/22	$18,227	$20,962
10/22	$19,648	$22,643
11/22	$20,799	$23,868
12/22	$20,151	$22,480
1/23	$21,316	$23,987
2/23	$20,531	$23,416
3/23	$20,705	$24,157
4/23	$21,011	$24,456
5/23	$20,614	$24,570
6/23	$21,895	$26,230
7/23	$22,556	$27,132
8/23	$22,945	$26,657
9/23	$21,688	$25,404
10/23	$20,903	$24,790
11/23	$23,036	$27,105
12/23	$24,113	$28,444
1/24	$24,547	$28,840
2/24	$25,577	$30,398
3/24	$26,207	$31,372
4/24	$24,879	$30,037
5/24	$25,271	$31,452
6/24	$25,560	$32,493
7/24	$26,539	$32,965
8/24	$27,280	$33,747
9/24	$27,203	$34,468
10/24	$26,863	$34,228
11/24	$28,779	$36,431
12/24	$27,652	$35,415
1/25	$29,109	$36,543
2/25	$27,759	$35,904
3/25	$26,704	$33,826
4/25	$26,113	$33,624
5/25	$26,552	$35,771
6/25	$26,543	$37,582
7/25	$26,265	$38,417
8/25	$26,704	$39,226
9/25	$26,762	$40,586

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(3.09)%	8.41%	10.34%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(4.01)%	8.41%	10.34%
Russell 1000® Index	17.75%	15.98%	15.02%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 618,076,241
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 5,057,202
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,076,241
# of Portfolio Holdings	28
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$5,057,202

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Materials	7.4%
Communication Services	7.9%
Health Care	8.9%
Consumer Discretionary	15.3%
Industrials	16.1%
Information Technology	19.2%
Financials	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	7.9%
TJX Cos., Inc.	7.5%
White Mountains Insurance Group Ltd.	5.9%
GoDaddy, Inc., Class A	5.6%
Fiserv, Inc.	5.5%
Martin Marietta Materials, Inc.	4.8%
Markel Group, Inc.	4.8%
CDW Corp.	4.4%
Ross Stores, Inc.	4.1%
Trimble, Inc.	4.0%
Total	54.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108312
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class I
Trading Symbol	ESEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.80%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ An overweight position in Fiserv, a leading provider of financial processing and merchant acceptance solutions detracted from results as the company lowered growth expectations for its Clover payment solution

↓ An overweight position in CDW Corp. dragged on returns as large AI sending initiatives muted expectations for traditional enterprise IT demand in the near term

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

↑ An overweight position in O’Reilly Automotive, Inc., a leading provider of automotive parts and accessories, outperformed due to accelerating same store sales and stable margins

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index
9/15	$1,000,000	$1,000,000
12/15	$1,052,995	$1,064,969
3/16	$1,085,038	$1,077,472
6/16	$1,084,409	$1,104,799
9/16	$1,115,823	$1,149,318
12/16	$1,114,766	$1,193,338
3/17	$1,195,828	$1,265,254
6/17	$1,239,187	$1,303,991
9/17	$1,271,235	$1,362,381
12/17	$1,334,651	$1,452,139
3/18	$1,333,374	$1,442,119
6/18	$1,362,735	$1,493,554
9/18	$1,493,583	$1,604,408
12/18	$1,330,204	$1,382,667
3/19	$1,545,804	$1,576,250
6/19	$1,675,564	$1,643,195
9/19	$1,740,111	$1,666,545
12/19	$1,841,718	$1,817,186
3/20	$1,519,989	$1,449,737
6/20	$1,720,146	$1,766,118
9/20	$1,849,778	$1,933,411
12/20	$2,133,312	$2,198,128
3/21	$2,216,563	$2,328,093
6/21	$2,334,502	$2,526,829
9/21	$2,324,096	$2,532,065
12/21	$2,464,037	$2,779,642
3/22	$2,343,985	$2,637,031
6/22	$2,003,837	$2,197,455
9/22	$1,954,186	$2,096,164
12/22	$2,166,312	$2,247,982
3/23	$2,231,647	$2,415,692
6/23	$2,365,467	$2,622,958
9/23	$2,349,724	$2,540,418
12/23	$2,618,425	$2,844,355
3/24	$2,852,718	$3,137,210
6/24	$2,789,701	$3,249,253
9/24	$2,976,328	$3,446,835
12/24	$3,032,646	$3,541,535
3/25	$2,935,716	$3,382,565
6/25	$2,925,602	$3,758,231
9/25	$2,913,801	$4,058,591

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(2.10)%	9.51%	11.28%
Russell 1000® Index	17.75%	15.98%	15.02%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 618,076,241
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 5,057,202
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,076,241
# of Portfolio Holdings	28
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$5,057,202

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Materials	7.4%
Communication Services	7.9%
Health Care	8.9%
Consumer Discretionary	15.3%
Industrials	16.1%
Information Technology	19.2%
Financials	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	7.9%
TJX Cos., Inc.	7.5%
White Mountains Insurance Group Ltd.	5.9%
GoDaddy, Inc., Class A	5.6%
Fiserv, Inc.	5.5%
Martin Marietta Materials, Inc.	4.8%
Markel Group, Inc.	4.8%
CDW Corp.	4.4%
Ross Stores, Inc.	4.1%
Trimble, Inc.	4.0%
Total	54.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000181782
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class R6
Trading Symbol	ESERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.75%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ An overweight position in Fiserv, a leading provider of financial processing and merchant acceptance solutions detracted from results as the company lowered growth expectations for its Clover payment solution

↓ An overweight position in CDW Corp. dragged on returns as large AI sending initiatives muted expectations for traditional enterprise IT demand in the near term

↓ An overweight position in Gartner, Inc., a research and advisory firm, hampered relative performance as investors’ concerns about potential AI vulnerability pressured the stock

↑ An overweight position in Alphabet Inc. – Google’s parent company – contributed as the company outperformed on strong results across business segments

↑ An overweight position in O’Reilly Automotive, Inc., a leading provider of automotive parts and accessories, outperformed due to accelerating same store sales and stable margins

↑ Not owning Apple, Inc. benefited returns as the company underperformed on concerns about iPhone sales and lagging peers in the AI race

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index
9/15	$5,000,000	$5,000,000
10/15	$5,353,013	$5,404,543
11/15	$5,410,834	$5,422,396
12/15	$5,264,977	$5,324,845
1/16	$5,054,504	$5,038,240
2/16	$5,095,342	$5,036,511
3/16	$5,425,188	$5,387,359
4/16	$5,409,481	$5,416,656
5/16	$5,475,451	$5,511,512
6/16	$5,422,047	$5,523,993
7/16	$5,582,258	$5,734,426
8/16	$5,585,400	$5,742,045
9/16	$5,579,117	$5,746,589
10/16	$5,374,926	$5,634,530
11/16	$5,528,854	$5,856,664
12/16	$5,573,829	$5,966,692
1/17	$5,734,068	$6,086,674
2/17	$6,001,134	$6,322,277
3/17	$5,979,141	$6,326,272
4/17	$6,060,832	$6,393,155
5/17	$6,158,232	$6,474,746
6/17	$6,195,936	$6,519,955
7/17	$6,258,775	$6,649,073
8/17	$6,246,207	$6,669,871
9/17	$6,356,175	$6,811,907
10/17	$6,513,273	$6,968,145
11/17	$6,682,939	$7,180,646
12/17	$6,676,396	$7,260,696
1/18	$6,954,047	$7,659,259
2/18	$6,737,032	$7,378,062
3/18	$6,673,204	$7,210,597
4/18	$6,705,118	$7,235,104
5/18	$6,730,649	$7,419,788
6/18	$6,820,008	$7,467,769
7/18	$7,164,679	$7,725,493
8/18	$7,375,311	$7,991,693
9/18	$7,474,244	$8,022,039
10/18	$7,027,449	$7,454,373
11/18	$7,247,655	$7,606,074
12/18	$6,657,241	$6,913,336
1/19	$7,216,170	$7,492,696
2/19	$7,512,269	$7,746,388
3/19	$7,738,502	$7,881,249
4/19	$7,961,408	$8,199,526
5/19	$7,871,580	$7,677,017
6/19	$8,390,585	$8,215,976
7/19	$8,620,145	$8,343,569
8/19	$8,789,820	$8,190,752
9/19	$8,713,300	$8,332,726
10/19	$8,806,455	$8,509,326
11/19	$9,125,843	$8,830,906
12/19	$9,221,300	$9,085,930
1/20	$9,318,684	$9,095,737
2/20	$8,690,723	$8,352,459
3/20	$7,612,777	$7,248,687
4/20	$8,401,927	$8,206,548
5/20	$8,814,972	$8,639,537
6/20	$8,616,845	$8,830,590
7/20	$9,009,741	$9,347,674
8/20	$9,372,414	$10,033,766
9/20	$9,268,313	$9,667,054
10/20	$9,211,226	$9,433,935
11/20	$10,275,738	$10,544,848
12/20	$10,689,320	$10,990,639
1/21	$10,176,011	$10,900,120
2/21	$10,772,559	$11,216,012
3/21	$11,105,517	$11,640,463
4/21	$11,892,822	$12,267,076
5/21	$11,691,660	$12,325,308
6/21	$11,702,065	$12,634,146
7/21	$12,111,326	$12,896,605
8/21	$12,284,741	$13,269,863
9/21	$11,646,572	$12,660,324
10/21	$11,972,593	$13,538,789
11/21	$11,504,372	$13,357,173
12/21	$12,349,458	$13,898,211
1/22	$11,686,425	$13,114,626
2/22	$11,345,648	$12,754,743
3/22	$11,749,395	$13,185,155
4/22	$10,993,759	$12,009,824
5/22	$10,964,126	$11,991,569
6/22	$10,045,510	$10,987,274
7/22	$10,893,748	$12,010,624
8/22	$10,615,941	$11,549,460
9/22	$9,797,336	$10,480,818
10/22	$10,575,196	$11,321,382
11/22	$11,201,188	$11,933,842
12/22	$10,865,302	$11,239,911
1/23	$11,498,652	$11,993,488
2/23	$11,089,531	$11,708,096
3/23	$11,191,812	$12,078,461
4/23	$11,364,901	$12,228,125
5/23	$11,160,341	$12,285,080
6/23	$11,864,501	$13,114,788
7/23	$12,234,283	$13,565,783
8/23	$12,454,578	$13,328,477
9/23	$11,785,823	$12,702,089
10/23	$11,364,901	$12,395,090
11/23	$12,537,189	$13,552,734
12/23	$13,136,576	$14,221,775
1/24	$13,386,873	$14,420,111
2/24	$13,956,098	$15,198,817
3/24	$14,311,359	$15,686,048
4/24	$13,600,837	$15,018,570
5/24	$13,826,912	$15,725,790
6/24	$13,996,469	$16,246,265
7/24	$14,545,508	$16,482,694
8/24	$14,965,362	$16,873,390
9/24	$14,937,102	$17,234,173
10/24	$14,763,509	$17,113,754
11/24	$15,825,254	$18,215,520
12/24	$15,222,473	$17,707,677
1/25	$16,035,181	$18,271,343
2/25	$15,306,692	$17,951,758
3/25	$14,738,218	$16,912,825
4/25	$14,426,610	$16,812,170
5/25	$14,679,265	$17,885,414
6/25	$14,691,898	$18,791,153
7/25	$14,548,726	$19,208,720
8/25	$14,805,592	$19,613,020
9/25	$14,628,734	$20,292,953

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	(2.06)%	9.55%	11.32%
Russell 1000® Index	17.75%	15.98%	15.02%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 618,076,241
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 5,057,202
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$618,076,241
# of Portfolio Holdings	28
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$5,057,202

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.0%
Materials	7.4%
Communication Services	7.9%
Health Care	8.9%
Consumer Discretionary	15.3%
Industrials	16.1%
Information Technology	19.2%
Financials	23.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Alphabet, Inc., Class C	7.9%
TJX Cos., Inc.	7.5%
White Mountains Insurance Group Ltd.	5.9%
GoDaddy, Inc., Class A	5.6%
Fiserv, Inc.	5.5%
Martin Marietta Materials, Inc.	4.8%
Markel Group, Inc.	4.8%
CDW Corp.	4.4%
Ross Stores, Inc.	4.1%
Trimble, Inc.	4.0%
Total	54.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122